Related party transactions (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares
Disclosure of transactions between related parties [line items]
Fixed salaries and benefits	$ 4,998	$ 3,932
Variable incentive-based compensation	7,913	11,991
Share-based compensation	11,881	738
Remuneration of directors and other key management personnel	$ 24,792	$ 16,661
Key management personnel of entity or parent | DSU Plan
Disclosure of transactions between related parties [line items]
Vesting period	3 years
Number of DSU's issued during the year (shares) | shares	16,820	10,592